                                                                                                February 4, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       General New York AMT-Free Municipal Money Market Fund

            1933 Act File No.: 33-09451

1940 Act File No.: 811-04870

            CIK No.: 0000803950

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-8216.

                                                                                    Sincerely,

                                                                                    /s/ Isaac Tamakloe

                                                                                    Isaac Tamakloe

Enclosure